Financial risk management (Tables)	12 Months Ended
Sep. 30, 2021
Financial Risk Management [Abstract]
Summary of financial instruments
The financial instruments as of September 30, 2021, are as follows:

EUR million	Measurement category in accordance with IFRS 9	Balance sheet carrying amount as of September 30, 2021	Fair value hierarchy	Fair value
Financial assets
Other non-current financial assets		1.4		1.4

of which with related companies and persons	AC	0.0	2	0.0
of which from the positive fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	—	2	—
of which from other financial assets	AC	1.4	2	1.4

Trade receivables	AC	26.3	n/a	26.3

Other current financial assets		24.0		24.0

of which from the positive fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	0.5	2	0,5
of which from financial assets	AC	23.5	n/a	23.5
Cash and cash equivalents	AC	50.7	n/a	50.7

Financial liabilities
Non-current financial liabilities		140.4		95,2

of which to financial institutions	AC	80.4	2	85.1
of which other loans	AC	0.9	2	0.9
of which from lease liabilities	n/a	49.9	n/a	n/a
of which earn-out liabilities	FVPL	—	3	—
of which put option liabilities	FVPL	9.3	2	9.3
of which from the negative fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	—	2	—
of which from other financial liabilities	AC	—	2	—
of which convertible loan	AC	—	2	—

Trade payables	AC	102.7	n/a	102.7

EUR million	Measurement category in accordance with IFRS 9	Balance sheet carrying amount as of September 30, 2021	Fair value hierarchy	Fair value
Other current financial liabilities		27.7		16.7

of which to financial institutions	AC	1.3	n/a	1.3
of which from lease liabilities	n/a	11.0	n/a	n/a
of which from the negative fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	—	2	—
of which from other financial liabilities	AC	15.4	n/a	15.4
The financial instruments as of September 30, 2020, are as follows:

EUR million	Measurement category in accordance with IFRS 9	Balance sheet carrying amount as of September 30, 2020	Fair value hierarchy	Fair value
Financial assets
Other non-current financial assets		0.6		0.6

of which with related companies and persons	AC	0.1	2	0.1
of which from the positive fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	0.0	2	0.0
of which from other financial assets	AC	0.5	2	0.5

Trade receivables	AC	21.6	n/a	21.6

Other current financial assets		13.3		13.3

of which from the positive fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	0.2	2	0.2
of which from financial assets	AC	13.1	n/a	13.1

Cash and cash equivalents	AC	95.6	n/a	95.6

Financial liabilities
Non-current financial liabilities		138.9		138.9

of which to financial institutions	AC	34.6	2	34.6
of which other loans	AC	0.0	2	0.0
of which from lease liabilities	n/a	27.6	n/a	n/a
of which earn-out liabilities	FVPL	0.6	3	0.6
of which put option liabilities	FVPL	1.2	2	1.2
of which from the negative fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	0.0	2	0.0
of which from other financial liabilities	AC	1.0	2	1.0
of which convertible loan	AC	73.9	2	73.9

Trade payables	AC	79.3	n/a	79.3

EUR million	Measurement category in accordance with IFRS 9	Balance sheet carrying amount as of September 30, 2020	Fair value hierarchy	Fair value
Other current financial liabilities		28.2		28.2

of which with related companies and persons	AC	1.3	n/a	1.3
of which to financial institutions	AC	10.0	n/a	10.0
of which from lease liabilities	n/a	7.9	n/a	n/a
of which from the negative fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	0.8	2	0.8
of which from other financial liabilities	AC	8.3	n/a	8.3

Summary of change in level 3 fair value
The following table shows the changes in Level 3 instruments for the twelve-month period ending September 30, 2021:

EUR million	Earn-out liabilities	Total
Opening balance as of Oct. 1, 2020	0.6	0.6

Changes in fair value	(0.6)	(0.6)
Utilization / dissolution	—	—

Closing balance as of Sept. 30, 2021	—	—

And as of September 30, 2020:

EUR million	Contingent receivables	Earn-out liabilities	Total
Opening balance as of Oct. 1, 2019	0.3	0.6	0.9

Changes in fair value	—	—	—
Utilization / reversal	(0.3)	—	(0.3)

Closing balance as of Sept. 30, 2020	—	0.6	0.6

The cumulative carrying amounts of financial instruments allocated to the measurement categories of IFRS 9 as of September 30, 2021 and 2020 are as follows:

EUR million	Carrying amount as of September 30, 2021	Fair value as of September 30, 2021
Financial assets measured at amortized cost (AC)	101.5	101.5
Financial assets at fair value profit or loss (FVPL)	—	—
Financial assets fair value OCI (Hedge Accounting)	0.5	0.5

Total financial assets	101.9	101.9

Financial liabilities measured at amortized cost (AC)	197.9	202.6
Financial liabilities at fair value through profit or loss (FVPL)	9.3	9.3
Financial liabilities at fair value OCI (Hedge Accounting)	—	—

Total financial liabilities	207.2	211.9

EUR million	Carrying amount as of September 30, 2020	Fair value as of September 30, 2020
Financial assets measured at amortized cost (AC)	130.9	130.9
Financial assets at fair value profit or loss (FVPL)	0.2	0.2
Financial assets fair value OCI (Hedge Accounting)	—	—

Total financial assets	131.1	131.1

Financial liabilities measured at amortized cost (AC)	129.1	129.1
Financial liabilities at fair value through profit or loss (FVPL)	1.8	1.8
Financial liabilities at fair value OCI (Hedge Accounting)	0.8	0.8

Total financial liabilities	131.7	131.7

Summary of net gains and losses from financial instruments
The net gains and losses from financial instruments based on valuation categories according to IFRS 9 are as follows as of September 30, 2021, 2020 and 2019:

	September 30,
EUR million	2021	2020	2019
Financial assets measured at amortized cost (AC)	0.0	(0.8)	(4.0)
Financial liabilities measured at amortized cost (AC)	(6.1)	(6.6)	(8.6)
Financial assets measured at fair value	—	0.2	—
Financial liabilities measured at fair value	—	(0.3)	—

Net result	(6.1)	(7.5)	(12.6)

Summary of default risk and expected credit Losses
The following table contains information on the default risk and expected credit losses for trade receivables:

	September 30, 2021
EUR million	Gross carrying amounts	Value adjustment
Low risk	23.8	(2.5)
Medium risk	7.0	(2.2)

Total	30.8	(4.6)

In the previous year, the default risk and expected credit losses were as follows:

	September 30, 2020
EUR million	Gross carrying amounts	Value adjustment
Low risk	19.7	(2.8)
Medium risk	6.1	(1.4)

Total	25.8	(4.2)

Summary of gross carrying amount of trade receivables and the valuation adjustments developed
The gross carrying amount of trade receivables and the valuation adjustments developed as follows in the fiscal year ended September 30, 2021 and 2020:

	September 30,
EUR million	2021	2020
Receivables at the beginning of the reporting period	25.8	22.0
Business combinations	0.1	0.1
Additions	27.5	24.2
Payments	(21.7)	(20.0)
Written-off receivables	(0.9)	(0.6)
Exchange rate differences	0.0	0.0

Receivables at the end of the reporting period	30.8	25.8

EUR million	September 30, 2021
Value adjustment (ECL) at the beginning of the reporting period	(4.2)

Business combinations	—
Additions	(1.0)
Utilization	0.5
Cancellations	0.2
Exchange rate differences	—
Value adjustment (ECL) at the end of the reporting period	(4.6)

EUR million	September 30, 2020
Value adjustment (ECL) at the beginning of the reporting period	(1.6)

Business combinations	—
Additions	(3.1)
Utilization	0.6
Cancellations	0.1
Exchange rate differences	—
Value adjustment at the end of the reporting period	(4.2)

Disclosure of maturity profile of financial liabilities explanatory

	September 30, 2021
EUR million	< 1 year	1-5 years	> 5 years	Total undiscounted cash flows	Carrying amount
Financial liabilities to financial institutions	1.3	85.7	—	87.0	81.6
Lease liabilities	11.0	33.2	18.1	62.3	60.9
Other financial liabilities	15.4	10.1	—	25.5	25.5
Trade payables	102.7	—	—	102.7	102.7
Inflow from Hedges	12.2	1.2	—	13.5	(0.4)
Outflow from Hedges	(12.5)	(1.3)	—	(13.8)	0.0

Total	130.0	128.9	18.1	277.1	270.3

	September 30, 2020
EUR million	< 1 year	1-5 years	> 5 years	Total	Carrying amount
Financial liabilities to financial institutions	10.5	35.1	—	45.5	44.5
Lease liabilities	8.1	20.1	8.6	36.7	35.5
Other financial liabilities	8.3	2.7	—	11.0	11.0
Trade payables	79.2	—	—	79.2	79.2
Convertible loan	5.3	76.0	—	81.3	75.2
Thereof related parties/shareholders	3.9	50.7	—	54.6	50.6
Inflow from Hedges	12.2	1.2	—	13.4	0.8
Outflow from Hedges	(12.5)	(1.3)	—	(13.8)	—

Total	111.0	133.8	8.6	253.4	246.3

Disclosure of detailed information about borrowings explanatory
For the interest-bearing liabilities the nominal interest rates and the face values are as followed.

				September 30, 2021		September 30, 2020
EUR million	Currency	Nominal interest rate	Year of maturity	Carrying amount	Face value	Carrying amount	Face value
Secured bank loan	EUR	1%	2026	0.5	0.4	0.6	0.6
Unsecured bank loan	EUR	8.45%	2020	0.0	0.0	3.1	3.1
Unsecured bank loan	EUR	7.95%	2020	0.0	0.0	0.2	0.0
Unsecured bank loan	EUR	7.65%	2020	0.0	0.0	3.7	3.9
Secured bank loan	EUR	1.3%	2025	0.4	0.4	0.6	0.6
Secured bank loan	EUR	1.55%	2025	0.4	0.4	0.6	0.6
Secured bank loan	EUR	0.9%	2025	0.2	0.2	0.3	0.3
Secured bank loan	EUR	EURIBOR 3M+3.4 points	2021	0.0	0.0	0.1	0.1
Secured bank loan	EUR	1.25%	2024	0.6	0.6	0.9	0.9
Secured bank loan	EUR	0.5%	2022	0.0	0.0	0.0	0.0
Secured bank loan	EUR	0.6%	2024	0.2	0.2	0.3	0.3
Secured bank loan	EUR	0.25%	2021	2.0	2.0	2.0	2.0
Secured bank loan	EUR	0.25%	2025	2.0	2.0	2.0	2.0
Secured bank loan	EUR	0.95%	2021	0.0	0.0	0.0	0.0
Secured bank loan	EUR	EURIBOR 3M+2.5% margin	2023	0.0	0.0	30.0	30.0
Secured bank loan	EUR	EURIBOR 3M+2.5% margin	2020	0.0	0.0	0.0	0.0

				September 30, 2021		September 30, 2020
EUR million	Currency	Nominal interest rate	Year of maturity	Carrying amount	Face value	Carrying amount	Face value
Secured bank loan	EUR	EURIBOR +2.5% margin	2024	75.2	75.0	0.0	0.0
Convertible loan	EUR	5.25%	2024	0.0	0.0	75.2	73.9

Disclosure of objectives policies and processes for managing capital explanatory
The following table shows the total equity of SIGNA Sports United Group (as shown in the consolidated statement
s
of financial position, including
non-controlling
interests) and the equity ratio:

	September, 30
EUR million	2021	2020	2019
Total equity	373.4	347.1	370.3
Total equity and borrowed capital	742.9	682.0	675.1

Equity ratio	50.3%	50.9%	54.9%